QUARTERLY FINANCIAL INFORMATION (UNAUDITED) (Notes)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information (Unaudited)
QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

DENTSPLY INTERNATIONAL INC.
Quarterly Financial Information (Unaudited)
(in thousands, except per share amounts)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Rounding	Total Year

2014

Net sales	$730,114	$765,225	$708,240	$719,041	$—	$2,922,620
Gross profit	394,205	424,469	388,064	393,051	—	1,599,789
Operating income	105,570	127,106	109,581	103,343	—	445,600
Net income attributable to
DENTSPLY International	72,878	89,993	75,273	84,710	—	322,854

Earnings per common share - basic	$0.51	$0.63	$0.53	$0.60	$0.01	$2.28

Earnings per common share - diluted	$0.50	$0.62	$0.52	$0.59	$0.01	$2.24

Cash dividends declared per common share	$0.06625	$0.06625	$0.06625	$0.06625	$—	$0.26500

2013

Net sales	$732,084	$761,010	$704,018	$753,658	$—	$2,950,770
Gross profit	388,200	414,956	376,417	397,839	—	1,577,412
Operating income	93,858	122,866	105,021	97,421	—	419,166
Net income attributable to
DENTSPLY International	71,685	87,228	79,851	74,428	—	313,192

Earnings per common share - basic	$0.50	$0.61	$0.56	$0.52	$0.01	$2.20

Earnings per common share - diluted	$0.49	$0.60	$0.55	$0.51	$0.01	$2.16

Cash dividends declared per common share	$0.0625	$0.0625	$0.0625	$0.0625	$—	$0.2500

Net sales, excluding precious metal content, were $689.2 million, $730.9 million, $681.6 million and $691.0 million, respectively, for the first, second, third and fourth quarters of 2014.  Net sales, excluding precious metal content, were $672.6 million, $716.0 million, $669.4 million and $713.7 million, respectively, for the first, second, third and fourth quarters of 2013. This measurement should be considered a non-US GAAP measure as discussed further in Management’s Discussion and Analysis of Financial Condition and Results of Operations.